Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOW FROM OPERATING ACTIVITIES FROM OPERATIONS
Net loss	$ (43,089,977)	$ (6,922,753)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Home office allocation		(1,733,784)
Depreciation, amortization, depletion, accretion and impairment	6,188,303	6,218,182
Impairment - goodwill	8,018,217
Share-based compensation	3,167,772	120,675
Bad debt	650,562
Fees paid in termination of note payable	65,065
Loss on disposal of Norr and Elysian	144,654
(Gain) on disposal of fixed assets		681,808
Change in fair value of derivative liability	(2,745,309)
Common stock issued for services	1,766,667
Derivative expense	12,304,724
Amortization of discounts - convertible notes	396,786
Expenses incurred on convertible note	15,000
Amortization of discount - Series C Preferred Stock	1,341,362
Changes in assets and liabilities
Accounts receivable	(127,202)	159,983
Accounts receivable - related parties	(901,372)	56,269
Receivable - Participation Agreement	(1,440,598)
Inventory	90,205	4,456
Prepaid expenses and other assets	(651,578)	(4,874)
Amortization of right of use asset - operating leases	142,850	118,773
Amortization of right of use asset - financing leases	14,566
Deferred drilling costs	317,350
Contribution from Ecoark Holdings, Inc.	3,894,777	3,366,022
Operating lease liability	(155,262)	(128,001)
Accrued payable and accrued liabilities	2,989,252	(2,412,275)
Total adjustments	35,486,791	6,447,234
Net cash used in operating activities of continuing operations	(7,603,186)	(475,519)
Net cash used in discontinued operations	(79,438)
Net cash used in operating activities	(7,682,624)	(475,519)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of oil and gas properties, net of asset retirement obligations	(4,126,005)	(303,500)
Advances on note receivable	(200,000)
Payments received from note receivable	200,000
Proceeds from the sale of fixed assets		5,032
Proceeds from the sale of oil and gas properties	999,999	906,274
Purchase of fixed assets	(988,753)	(22,032)
Net cash (used in) provided by investing activities	(4,114,759)	585,774
CASH FLOWS FROM FINANCING ACTIVITIES
(Decrease) in cash overdraft	(27,918)	(109,618)
Repayments of advances from related parties	(542,750)
Advances from related parties	1,725,000
Proceeds from purchases of limited partnership interests	3,250,000
Proceeds from Series C Preferred Stock, net	5,146,816
Proceeds from convertible note	1,485,000
Repayment of long-term debt and note payable	(1,617,608)
Payment of finance lease liability	(44,417)
Proceeds from Ecoark Holdings in acquisition of White River	3,000,000
Net cash provided by (used in) financing activities	12,374,123	(109,618)
NET INCREASE IN CASH AND RESTRICTED CASH	576,740	637
CASH AND RESTRCITED CASH - BEGINNING OF YEAR	251,050	250,413
CASH AND RESTRICTED CASH - END OF YEAR	827,790	251,050
SUPPLEMENTAL DISCLOSURES
Cash paid for interest expense	29,719
Cash paid for income taxes
SUMMARY OF NON-CASH ACTIVITIES:
Net assets acquired from Fortium Holdings Corp.	46,157
Bifurcation of derivative liability from convertible note	923,956
ROU asset acquired for lease liability - financing leases	189,705
Fixed assets acquired for notes payable and long-term debt	$ 1,865,539